As filed with the Securities and Exchange Commissionon September 1, 2000


                                        Registration Nos. 333-84639
                                                           811-9521

                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                x

                 Pre-Effective Amendment No. ____           o
                  Post-Effective Amendment No. 3            x
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            x

                            Amendment No. 5                 x

                 (Check appropriate box or boxes)

                       MANAGERS AMG FUNDS
----------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
----------------------------------------------------------
             (Address of Principal Executive Offices)

                   John Kingston, III, Secretary
                        Managers AMG Funds
                        40 Richards Avenue
                         Norwalk, CT 06854

               Copy To:  Philip H. Newman, Esquire
                  Elizabeth Shea Fries, Esquire
                   Goodwin, Procter & Hoar, LLP
                          Exchange Place
                      Boston, MA 02109-2881
----------------------------------------------------------
             (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

o Immediately upon filing pursuant to   x On September 15, 2000 pursuant
  to paragraph (b)                        to paragraph (b)

o 60 days after filing pursuant to      o On (date) pursuant to
  paragraph (a)(1)                        paragraph (a)(1)

o 75 days after filing pursuant to      o On (date) pursuant to paragraph
  paragraph (a)(2) of Rule 485            (a)(2) of Rule 485

If appropriate, check the following box:

x This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part's A, B and C of the Registrant's Post-Effective
Amendment No. 1 under the Securities Act of 1933, as amended, and Amendment No. 3 under the Investment Company
Act of 1940 (Parts A, B and C referred to hereinafter as, the "Amendment"), filed on June 19, 2000, are being incorporated by reference herein and this Post-Effective
Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment until September 15, 2000.

                         SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Norwalk and State of Connecticut on the 1st day of September, 2000.

                                    MANAGERS AMG FUNDS

                                    By:/s/Peter M. Lebovitz
                                    Peter M.Lebovitz
                                    President

     Signature              Capacity                 Date


/s/ Jack W. Aber*           Trustee            September 1, 2000
Jack W. Aber


/s/ William E. Chapman, II* Trustee            September 1, 2000
William E. Chapman, II


/s/ Sean M. Healey*         Trustee            September 1, 2000
Sean M. Healey


/s/ Edward J. Kaier*        Trustee            September 1, 2000
Edward J. Kaier


/s/ Eric Rakowski*          Trustee            September 1, 2000
Eric Rakowski


/s/ Peter M. Lebovitz  President and Principal September 1, 2000
Peter M. Lebovitz        Executive Officer


/s/Donald S. Rumery  Treasurer, Principal Financial Officer
Donald S. Rumery    and Principal Accounting Officer  September 1, 2000


By:/s/Peter M. Lebovitz
*Peter M. Lebovitz, pursuant to power of attorney filed herewith.